Joint operations	12 Months Ended
Dec. 31, 2017
Disclosure Of Joint Operations [Abstract]
Joint operations

28. Joint operations

Cameco conducts a portion of its exploration, development, mining and milling activities through joint operations located around the world. Operations are governed by agreements that provide for joint control of the strategic operating, investing and financing activities among the partners. These agreements were considered in the determination of joint control. Cameco’s significant Canadian uranium joint operation interests are McArthur River, Key Lake and Cigar Lake. The Canadian uranium joint operations allocate uranium production to each joint operation participant and the joint operation participant derives revenue directly from the sale of such product. The participants in the Inkai joint operation purchase uranium from Inkai and, in turn, derive revenue directly from the sale of such product to third-party customers. Mining and milling expenses incurred by joint operations are included in the cost of inventory.

Cameco reflects its proportionate interest in these assets and liabilities as follows:

	Principal place
	of business	Ownership	2017	2016

Total assets
McArthur River	Canada	69.81%	$1,121,509	$1,093,254
Key Lake	Canada	83.33%	482,879	571,183
Cigar Lake	Canada	50.03%	1,531,150	1,591,489
Inkai	Kazakhstan	60.00%	230,280	290,122

			$3,365,818	$3,546,048

Total liabilities
McArthur River		69.81%	$38,896	$43,189
Key Lake		83.33%	140,214	150,847
Cigar Lake		50.03%	40,687	37,888
Inkai		60.00%	119,998	181,145

			$339,795	$413,069

Through unsecured shareholder loans, Cameco has agreed to fund the development of the Inkai project. Cameco eliminates the loan balances recorded by Inkai and records advances receivable (notes 10 and 29) representing its 40% share.